Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	€ 0	€ 0
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	0	58,756
At fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	0	58,300
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	218,472	148,519
Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	207,423	154,930
Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	0	58,756
Bonds [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	0	58,756
Bonds [Member] | At fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	0	58,300
Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	4,093	1,111
Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	4,552	2,402
Accounts payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	24,280	11,735
Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	50	54
Liabilities for warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	18,993	16,914
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	15,402	14,563
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	18,993	16,914
Financial liabilities at fair value through profit or loss, category [Member] | Liabilities for warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	18,993	16,914
Financial liabilities at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	39,732	26,352
Financial liabilities at amortised cost, category [Member] | Accounts payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	24,280	11,735
Financial liabilities at amortised cost, category [Member] | Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	50	54
Financial liabilities at amortised cost, category [Member] | Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	15,402	14,563
Financial assets at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	434,540	365,718
Financial assets at amortised cost, category [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	218,472	148,519
Financial assets at amortised cost, category [Member] | Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	207,423	154,930
Financial assets at amortised cost, category [Member] | Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	0	58,756
Financial assets at amortised cost, category [Member] | Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	4,093	1,111
Financial assets at amortised cost, category [Member] | Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 4,552	€ 2,402